GOODWILL	12 Months Ended
Jun. 25, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLES
The changes in the carrying amount of goodwill for the fiscal years ended June 25, 2014 and June 26, 2013 are as follows (in thousands):

	2014	2013
Balance at beginning of year:
Goodwill	$204,937	$188,438
Accumulated impairment losses(a)	(62,834)	(62,834)
	142,103	125,604
Changes in goodwill:
Additions(b)	0	16,499
Adjustments(c)	(8,387)	0
Foreign currency translation adjustment	(282)	0

Balance at end of year:
Goodwill	196,268	204,937
Accumulated impairment losses	(62,834)	(62,834)
	$133,434	$142,103
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(a)	The impairment losses recorded in prior years are related to restaurant brands that we no longer own.

(b)	Additions for the prior year reflect the preliminary goodwill acquired as a result of the Canada acquisition.

(c)
The valuation of the reacquired franchise rights associated with the Canada acquisition was finalized during fiscal 2014 and a fair value of approximately $8.9 million was assigned to the intangible asset. There was no value assigned to these rights in the preliminary purchase price allocation presented at June 26, 2013. Intangibles was increased by approximately $8.9 million with a corresponding decrease to goodwill.

Intangible assets, net for the fiscal years ended June 25, 2014 and June 26, 2013 are as follows (in thousands):

	2014			2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets
Reacquired franchise rights	$9,107	$(1,121)	$7,986	$560	$(241)	$319
Other	872	(292)	580	364	(210)	154
	$9,979	$(1,413)	$8,566	$924	$(451)	$473

Indefinite-lived intangible assets
Liquor licenses	$10,275			$10,223

Amortization expense for all definite-lived intangible assets was $1.0 million, $0.2 million and $0.2 million in fiscal 2014, 2013 and 2012, respectively. Amortization expense for definite-lived intangible assets will approximate $0.9 million for the next five fiscal years.